Income Taxes - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Deferred Income Tax Expense (Benefit)	$ (181,000)	$ 0	$ 0
Income (Loss) from Continuing Operations before Income Taxes, Foreign	300,000	100,000	100,000
Undistributed Earnings of Foreign Subsidiaries	100,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	0
Deferred Tax Assets, Gross	199,374,000	178,538,000
Deferred Tax Liabilities Gross	11,135,000	13,186,000
Valuation allowance	188,442,000	165,656,000
Increase (Decrease) in Valuation Allowance	22,700,000
Federal Net Operating Loss Carryforwards	532,000,000	495,000,000
State Net Operating Loss Carryforwards	285,600,000	242,000,000
Tax credits	8,173,000	6,968,000
Deferred Tax Assets that Would Impact Equity	22,600,000
Unrecognized Tax Benefits	0
Discontinued Operations [Member]
Significant Accounting Policies [Line Items]
Deferred Income Tax Expense (Benefit)	100,000	100,000	$ 100,000
Deferred Tax Assets, Gross	5,600,000	5,000,000
Deferred Tax Liabilities Gross	700,000	$ 5,000,000
Valuation allowance	$ 5,000,000
Minimum
Significant Accounting Policies [Line Items]
Number of Open Tax Years	3 years
Maximum
Significant Accounting Policies [Line Items]
Number of Open Tax Years	4 years